ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares					Fair Value
	OPEN END FUNDS — 4.5%
	FIXED INCOME - 4.5%
286,672	Fidelity Advisor Floating Rate High Income Fund				$ 2,640,245
422,170	Vanguard High-Yield Corporate Fund, Admiral Class				2,216,391
112,014	Vanguard Short-Term Investment Grade Fund, Admiral Class				1,122,383
					5,979,019

	TOTAL OPEN END FUNDS (Cost $6,392,322)				5,979,019

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.9%

	BANKING — 0.9%
40,000	Citigroup, Inc. Series J	US0003M + 4.040%	1.7813	09/30/23	1,018,400
7,400	Citigroup, Inc. Series K	US0003M + 4.130%	1.7188	11/15/23	187,960
					1,206,360
	TOTAL PREFERRED STOCKS (Cost $1,342,770)				1,206,360

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.8%
	CLO — 18.3%
1,000,000	AMMC CLO XI Ltd. Series 2012-11A CR2(a),(b)	TSFR3M + 2.162%	7.5310	04/30/31	961,148
2,000,000	Cathedral Lake CLO Ltd. Series 2013-1A BR(a),(b)	TSFR3M + 2.562%	7.8700	10/15/29	1,966,087
500,500	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	TSFR3M + 1.762%	7.0880	04/20/31	496,665
1,000,000	Denali Capital CLO XI Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.872%	11.1980	10/20/28	956,210
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	8.4200	04/15/31	911,779
446,124	Halcyon Loan Advisors Funding Ltd. Series 2015-1A CR(a),(b)	TSFR3M + 2.262%	7.5880	04/20/27	446,677
1,598,906	Halcyon Loan Advisors Funding Ltd. Series 2015-2A E(a),(b),(g)	TSFR3M + 5.962%	11.3130	07/25/27	400,625
2,188,762	Halcyon Loan Advisors Funding Ltd. Series 2015-3A D(a),(b)	TSFR3M + 6.212%	11.5220	10/18/27	989,539
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	TSFR3M + 2.232%	7.5580	04/22/30	2,304,121
1,500,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.6900	07/15/31	1,329,951
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	TSFR3M + 2.112%	7.4620	01/26/31	1,887,870
2,500,000	Sound Point CLO II Ltd. Series 2013-1A B1R(a),(b)	TSFR3M + 2.962%	8.3120	01/26/31	2,083,260
520,000	Steele Creek CLO Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 1.762%	7.0950	04/21/31	517,533
2,025,000	Steele Creek CLO Ltd. Series 2014-1RA D(a),(b)	TSFR3M + 3.062%	8.3950	04/21/31	1,792,103

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.8% (Continued)
	CLO — 18.3% (Continued)
1,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.4900	07/15/32	$ 938,405
2,750,000	Voya CLO Ltd. Series 2018-1A C(a),(b)	TSFR3M + 2.862%	8.1820	04/19/31	2,504,927
1,350,000	Webster Park CLO Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.762%	11.0880	07/20/30	1,125,905
1,138,153	Zais CLO 5 Ltd. Series 2016-2A A2(a),(b)	TSFR3M + 2.662%	7.9700	10/15/28	1,139,941
2,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	10.0210	01/25/35	1,907,560
					24,660,306
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
132,240	Alternative Loan Trust Series 2004-35T2 A4(c)		6.0000	02/25/35	19,910
4,151	Banc of America Mortgage Trust Series 2004-A 2A4(b)		4.1720	02/25/34	4,071
7,505,932	BCAP, LLC Trust Series 2007-AA2 21IO(b),(c)		0.4260	04/25/37	86,185
7,447	Bear Stearns ARM Trust Series 2003-4 3A1(b)		5.3190	07/25/33	7,118
6,870	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(d)		5.5000	10/25/33	6,687
3,633	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		5.4640	02/25/37	3,610
22,662	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		4.3670	05/25/34	21,398
7,977	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	5,001
3,201	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	TSFR1M + 0.565%	5.8620	06/25/34	2,932
109,356	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(c)	TSFR1M + 7.536%	2.2380	01/25/34	2,078
7,925	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	7,688
16,318	Impac CMB Trust Series 2004-4 1M3(b)	TSFR1M + 1.014%	6.3120	09/25/34	15,955
26,784	Impac CMB Trust Series 2004-6 M1(b)	TSFR1M + 0.939%	6.2370	10/25/34	25,465
4,193	Impac CMB Trust Series 2004-5 1A3(b)	TSFR1M + 1.034%	6.3320	10/25/34	4,068
26,947	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		4.1580	02/25/35	25,101
13,725	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	13,966
485,711	MASTR Alternative Loan Trust Series 2007-HF1 4AX(c)		7.0000	10/25/47	110,212
5,655	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		5.2070	09/25/34	5,565
9,175	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		4.8030	11/25/34	8,502
181	Structured Asset Securities Corporation Series 1995-2B 2A(b)		4.8170	09/25/26	180
61,253	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	58,597
					434,289
	HOME EQUITY — 0.7%
34,342	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(d)		8.0880	06/25/31	33,793
17,156	AFC Trust Series 2000-1 1A(b)	TSFR1M + 0.845%	6.1420	03/25/30	15,886

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.8% (Continued)
	HOME EQUITY — 0.7% (Continued)
260	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(d)		5.2960	12/25/33	$ 300
29,575	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6 M2(b)	TSFR1M + 2.589%	7.8870	11/25/33	32,143
51,722	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M4(b)	TSFR1M + 2.814%	8.1120	08/25/34	48,623
92,498	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M3(b)	TSFR1M + 2.214%	5.6290	09/25/34	85,144
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	TSFR1M + 6.114%	11.4120	10/25/34	136,302
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	TSFR1M + 0.854%	6.1520	01/25/34	14,538
155,469	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	TSFR1M + 1.914%	7.2120	06/25/34	154,909
105,719	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	TSFR1M + 1.914%	6.5560	11/25/34	99,974
32,777	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(d)		6.9900	02/25/31	31,275
5,280	GSAA Trust Series 2005-1 M1(d)		5.2950	11/25/34	5,249
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	TSFR1M + 2.439%	7.7370	11/25/33	3,607
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	TSFR1M + 2.814%	8.1120	11/25/33	26,122
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	TSFR1M + 2.289%	6.1010	07/25/34	14,099
32,384	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	TSFR1M + 1.239%	3.7910	10/25/33	32,300
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	TSFR1M + 1.689%	6.9870	06/25/34	1,741
12,222	Option One Mortgage Loan Trust Series 2003-5 A2(b)	TSFR1M + 0.754%	6.0520	08/25/33	11,658
76,674	RASC Series Trust Series 2003-KS4 MI1(d)		4.6100	06/25/33	73,671
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	TSFR1M + 2.514%	3.9900	12/25/33	10,242
51,711	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	TSFR1M + 3.339%	8.6370	07/25/34	57,187
					888,763
	MANUFACTURED HOUSING — 0.0%(e)
6,043	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	5,988

	RESIDENTIAL MORTGAGE — 0.5%
39,935	Countrywide Asset-Backed Certificates Series 2004-3 3A4(b)	TSFR1M + 0.614%	5.9120	08/25/34	39,935
87,399	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	TSFR1M + 2.889%	3.5550	03/25/34	93,988
121,257	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	TSFR1M + 1.839%	4.9960	07/25/35	115,088
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	TSFR1M + 1.014%	6.3120	11/25/34	30,186
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	TSFR1M + 1.314%	6.6120	11/25/34	21,212
15,183	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(d)		5.8030	11/25/32	14,810
25,098	Finance America Mortgage Loan Trust Series 2004-2 M3(b)	TSFR1M + 1.089%	6.3870	08/25/34	21,622
14,983	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	TSFR1M + 1.239%	6.3520	04/25/32	14,858

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.8% (Continued)
	RESIDENTIAL MORTGAGE — 0.5% (Continued)
15,966	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	TSFR1M + 2.964%	8.2620	06/25/33	$ 16,865
52,210	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	TSFR1M + 1.839%	7.1370	07/25/34	51,411
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	TSFR1M + 2.019%	5.3970	02/25/35	106,618
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	TSFR1M + 2.169%	7.4670	02/25/35	137,614
					664,207
	TOTAL ASSET BACKED SECURITIES (Cost $30,587,355)				26,653,553

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
133,343	Fannie Mae Interest Strip(c)		5.5000	08/25/35	22,901
331,513	Fannie Mae Interest Strip Series 384 2(c)		4.5000	07/25/37	44,531
451,126	Fannie Mae Interest Strip Series 385 3(c)		5.0000	01/25/38	77,292
1,110,816	Fannie Mae Interest Strip Series 407 40(c)		6.0000	01/25/38	219,746
270,142	Fannie Mae Interest Strip Series 418 141(b),(c)		5.5000	05/25/39	46,334
316,030	Fannie Mae Interest Strip Series 418 147(b),(c)		6.0000	05/25/39	56,520
123,613	Fannie Mae Interest Strip Series 409 80(b),(c)		4.5000	11/25/39	25,859
526,275	Fannie Mae Interest Strip Series 408 9(b),(c)		4.5000	10/25/40	100,753
342,939	Fannie Mae Interest Strip Series 409 83(b),(c)		4.5000	11/25/40	57,787
1,368,407	Fannie Mae Interest Strip Series 406 15(c)		5.0000	12/25/40	319,552
222,258	Fannie Mae Interest Strip Series 409 C13(c)		3.5000	11/25/41	33,918
152,277	Fannie Mae Interest Strip Series 409 64(b),(c)		4.0000	11/25/41	25,313
190,334	Fannie Mae Interest Strip Series 413 126(b),(c)		4.0000	07/25/42	31,329
412,507	Fannie Mae Interest Strip Series 413 155(b),(c)		4.5000	07/25/42	78,547
192,952	Fannie Mae Interest Strip Series 413 177(b),(c)		4.5000	07/25/42	35,828
1,030,357	Fannie Mae Interest Strip Series 417 C24(c)		3.5000	12/25/42	132,865
415,473	Fannie Mae Interest Strip Series 419 C3(c)		3.0000	11/25/43	59,604
556,303	Fannie Mae Interest Strip Series 426 292(b),(c)		3.5000	08/25/51	91,007
406,532	Fannie Mae REMICS Series 2004-70 XJ(b),(c)		5.0000	10/25/34	66,918
597,970	Fannie Mae REMICS Series 2006-109 SG(b),(c)	SOFR30A + 6.516%	1.4470	11/25/36	40,663
258,224	Fannie Mae REMICS Series 2007-39 AI(b),(c)	SOFR30A + 6.006%	0.9370	05/25/37	16,101
178,306	Fannie Mae REMICS Series 2007-92 SK(b),(c)	SOFR30A + 6.336%	1.2670	09/25/37	15,131
189,110	Fannie Mae REMICS Series 2007-112 SA(b),(c)	SOFR30A + 6.336%	1.2670	12/25/37	18,125

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8% (Continued)
148,455	Fannie Mae REMICS Series 2009-31 PI(c)		5.0000	11/25/38	$ 8,511
506,447	Fannie Mae REMICS Series 2009-101 MI(c)		6.0000	12/25/39	61,918
513,197	Fannie Mae REMICS Series 2009-113 XI(b),(c)		5.0000	01/25/40	90,014
671,115	Fannie Mae REMICS Series 2010-150 SP(b),(c)	SOFR30A + 6.486%	1.4170	10/25/40	52,551
94,294	Fannie Mae REMICS Series 2017-47 AI(c)		4.0000	10/25/41	1,178
2,073,976	Fannie Mae REMICS Series 2011-149 MS(b),(c)	SOFR30A + 5.886%	0.8170	11/25/41	69,058
149,642	Fannie Mae REMICS Series 2012-84 KI(b),(c)	SOFR30A + 6.000%	6.0000	08/25/42	24,470
178,050	Fannie Mae REMICS Series 2013-10 SJ(b),(c)	SOFR30A + 6.036%	0.9670	02/25/43	14,859
555,258	Fannie Mae REMICS Series 2014-68 IB(c)		4.5000	02/25/43	57,151
162,458	Fannie Mae REMICS Series 2015-16 IN(c)		4.5000	09/25/43	8,437
1,291,861	Fannie Mae REMICS Series 2013-103 JS(b),(c)	SOFR30A + 5.886%	0.8170	10/25/43	99,618
166,661	Fannie Mae REMICS Series 2015-22 BS(b),(c)	SOFR30A + 6.264%	4.5980	04/25/45	16,550
7,942,645	Fannie Mae REMICS Series 2015-40 LT(b),(c)	SOFR30A + 6.086%	0.0300	06/25/45	13,169
2,463,767	Fannie Mae REMICS Series 2015-34 HI(c)		6.0000	06/25/45	585,719
83	Fannie Mae REMICS Series 2017-48 QI(c)		3.5000	11/25/45	—
88,237	Fannie Mae REMICS Series 2017-78 KI(c)		3.5000	10/25/47	5,470
102,549	Fannie Mae REMICS Series 2018-37 CI(c)		4.0000	10/25/47	5,117
1,211,975	Fannie Mae REMICS Series 2017-97 SW(b),(c)	SOFR30A + 6.086%	1.0170	12/25/47	123,310
342,833	Fannie Mae REMICS Series 2017-99 DI(c)		3.5000	12/25/47	45,495
191,087	Fannie Mae REMICS Series 2018-2 LI(c)		3.5000	12/25/47	19,414
342,024	Fannie Mae REMICS Series 2018-31 IO(c)		4.5000	12/25/47	55,772
1,143,790	Fannie Mae REMICS Series 2018-16 MI(c)		4.0000	03/25/48	227,480
231,444	Fannie Mae REMICS Series 2018-34 CI(c)		4.0000	05/25/48	39,196
276,161	Fannie Mae REMICS Series 2018-35 KI(c)		4.0000	05/25/48	46,688
1,348,995	Fannie Mae REMICS Series 2018-54 SA(b),(c)	SOFR30A + 6.136%	1.0670	08/25/48	98,372
487,399	Fannie Mae REMICS Series 2018-74 MI(c)		4.5000	10/25/48	94,209
648,870	Fannie Mae REMICS Series 2019-44 IC(c)		3.5000	08/25/49	98,032
247,229	Fannie Mae REMICS Series 2021-27 GI(c)		4.5000	05/25/51	53,433
1,142,908	Fannie Mae REMICS Series 2020-10 S(b),(c)	SOFR30A + 5.936%	0.8670	05/25/59	115,958
22,499	Freddie Mac REMICS Series 2433 SA(b)	SOFR30A + 20.632%	7.4560	02/15/32	24,388
1,088,480	Freddie Mac REMICS Series 5112 IB(c)		6.5000	05/15/32	147,577
50,724	Freddie Mac REMICS Series 4325 GI(c)		3.5000	04/15/33	1,073
241,638	Freddie Mac REMICS Series 4394 BI(c)		5.5000	07/15/37	35,973
128,575	Freddie Mac REMICS Series 4419 EI(c)		6.0000	10/15/37	13,706

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8% (Continued)
4,017,695	Freddie Mac REMICS Series 4669 TI(b),(c)	SOFR30A + 5.986%	0.1000	09/15/40	$ 9,446
82,365	Freddie Mac REMICS Series 3772 SA(b)	SOFR30A + 14.567%	0.0001	12/15/40	62,805
784,223	Freddie Mac REMICS Series 3935 SH(b),(c)	SOFR30A + 6.486%	1.4180	12/15/40	18,856
135,564	Freddie Mac REMICS Series 4493 HI(c)		3.0000	06/15/41	2,721
198,871	Freddie Mac REMICS Series 4076 SW(b),(c)	SOFR30A + 5.936%	0.8680	07/15/42	19,224
102,250	Freddie Mac REMICS Series 4139 PO(f)		–	08/15/42	65,999
264,925	Freddie Mac REMICS Series 4091 ES(b),(c)	SOFR30A + 6.436%	1.3680	08/15/42	28,978
4,789	Freddie Mac REMICS Series 4681 LI(c)		3.5000	03/15/43	9
554,617	Freddie Mac REMICS Series 4197 IG(c)		4.0000	04/15/43	73,594
74,914	Freddie Mac REMICS Series 4558 DI(c)		3.5000	07/15/43	846
11,262,892	Freddie Mac REMICS Series 4765 SI(b),(c)		0.2070	08/15/44	104,267
331,972	Freddie Mac REMICS Series 4416 DS(b),(c)	SOFR30A + 5.986%	0.9180	12/15/44	30,040
293,024	Freddie Mac REMICS Series 4480 IN(c)		4.0000	03/15/45	37,663
330,141	Freddie Mac REMICS Series 4473 AS(b),(c)	SOFR30A + 5.486%	0.4180	05/15/45	21,202
112,691	Freddie Mac REMICS Series 4591 QI(c)		3.5000	04/15/46	16,762
862,796	Freddie Mac REMICS Series 4583 ST(b),(c)	SOFR30A + 5.886%	0.8180	05/15/46	74,002
755,620	Freddie Mac REMICS Series 4699 NI(c)		4.0000	12/15/46	102,649
211,270	Freddie Mac REMICS Series 4792 AI(c)		4.0000	05/15/48	33,297
1,172,983	Freddie Mac REMICS Series 4827 BI(c)		4.5000	09/15/48	201,525
391,078	Freddie Mac REMICS Series 5093 NI(c)		4.0000	08/25/49	79,923
876,215	Freddie Mac REMICS Series 5022 IO(c)		3.0000	09/25/50	144,403
504,035	Freddie Mac REMICS Series 5023 MI(c)		3.0000	10/25/50	81,997
333,631	Freddie Mac REMICS Series 5082 HI(c)		3.0000	03/25/51	37,650
512,834	Freddie Mac REMICS Series 5086 IW(c)		3.0000	03/25/51	74,072
1,012,535	Freddie Mac REMICS Series 5086 HI(c)		4.5000	03/25/51	187,394
1,430,119	Freddie Mac REMICS Series 5174 NI(c)		3.5000	12/25/51	260,975
351,333	Freddie Mac REMICS Series 4291 MS(b),(c)	SOFR30A + 5.786%	0.7180	01/15/54	24,159
61,192	Freddie Mac Strips Series 202 IO(c)		6.5000	04/01/29	7,741
576,377	Freddie Mac Strips Series 256 50(c)		5.0000	06/15/38	81,689
206,519	Freddie Mac Strips Series 303 181(b),(c)		4.5000	12/15/39	26,503
203,902	Freddie Mac Strips Series 303 175(b),(c)		4.5000	12/15/40	29,564
283,656	Freddie Mac Strips Series 303 141(b),(c)		4.5000	01/15/43	46,864
586,848	Freddie Mac Strips Series 324 C24(c)		5.0000	12/15/43	109,745
651,587	Freddie Mac Strips Series 365 C10(c)		3.5000	06/15/49	116,839

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8% (Continued)
38,903	Government National Mortgage Association Series 2011-157 AI(c)		4.0000	12/16/26	$ 1,310
630,767	Government National Mortgage Association Series 2021-78 QI(c)		5.0000	05/20/34	80,831
2,914,403	Government National Mortgage Association Series 2009-87 IW(b),(c)	TSFR1M + 6.736%	1.4810	07/20/34	117,075
7,489,228	Government National Mortgage Association Series 2014-94 JI(b),(c)	TSFR1M + 6.814%	0.1500	09/16/34	47,710
803,287	Government National Mortgage Association Series 2007-26 SD(b),(c)	TSFR1M + 6.686%	1.4640	05/16/37	110,078
4,955,354	Government National Mortgage Association Series 2017-60 SA(b),(c)	TSFR1M + 6.576%	1.3210	10/20/37	229,712
1,518,877	Government National Mortgage Association Series 2008-60 SH(b),(c)	TSFR1M + 6.036%	0.8140	07/16/38	37,144
916,997	Government National Mortgage Association Series 2017-88 IB(c)		5.5000	02/20/39	144,282
465,912	Government National Mortgage Association Series 2009-61 AS(b),(c)	TSFR1M + 5.986%	0.7310	03/20/39	4,627
791,487	Government National Mortgage Association Series 2009-69 IV(c)		5.5000	08/20/39	117,945
2,573,681	Government National Mortgage Association Series 2010-29 SA(b),(c)	TSFR1M + 6.436%	1.1810	10/20/39	240,541
356,384	Government National Mortgage Association Series 2013-90 AI(c)		3.5000	10/20/39	12,522
788,486	Government National Mortgage Association Series 2017-60 SU(b),(c)	TSFR1M + 6.286%	1.0640	01/16/40	53,326
931,273	Government National Mortgage Association Series 2013-20 IM(c)		5.0000	04/20/40	154,461
1,331,961	Government National Mortgage Association Series 2017-160 TI(b),(c)		0.5000	06/20/40	21,920
1,179,208	Government National Mortgage Association Series 2010-133 SB(b),(c)	TSFR1M + 5.906%	0.6840	10/16/40	96,613
228,216	Government National Mortgage Association Series 2019-22 HI(c)		5.0000	10/16/40	21,492
2,170,139	Government National Mortgage Association Series 2010-166 SA(b),(c)	TSFR1M + 5.936%	0.7140	12/16/40	161,498
327,495	Government National Mortgage Association Series 2012-69 QI(c)		4.0000	03/16/41	40,094
251,720	Government National Mortgage Association Series 2011-68 EI(c)		6.0000	04/20/41	31,568
223,492	Government National Mortgage Association Series 2013-75 GI(c)		3.0000	06/20/41	3,300
691,812	Government National Mortgage Association Series 2015-44 AI(c)		3.0000	08/20/41	10,749
285,544	Government National Mortgage Association Series 2012-108 PS(b),(c)	TSFR1M + 6.636%	1.4140	03/16/42	26,138
1,123,253	Government National Mortgage Association Series 2013-4 ID(c)		5.5000	05/16/42	221,202
217,570	Government National Mortgage Association Series 2012-149 GI(c)		5.0000	07/20/42	23,564
404,428	Government National Mortgage Association Series 2012-98 HS(b),(c)	TSFR1M + 5.886%	0.6310	08/20/42	32,070
932,571	Government National Mortgage Association Series 2012-126 IO(c)		3.5000	10/20/42	150,406
492,622	Government National Mortgage Association Series 2012-140 IC(c)		3.5000	11/20/42	75,080
287,384	Government National Mortgage Association Series 2012-149 CS(b),(c)	TSFR1M + 6.086%	0.8310	12/20/42	14,819
81,497	Government National Mortgage Association Series 2013-5 BI(c)		3.5000	01/20/43	13,704
405,068	Government National Mortgage Association Series 2013-20 KI(c)		5.0000	01/20/43	49,376
1,323,493	Government National Mortgage Association Series 2013-144 AS(b),(c)	TSFR1M + 6.636%	1.3810	03/20/43	10,906
415,728	Government National Mortgage Association Series 2013-82 IG(c)		3.5000	05/20/43	63,317
382,570	Government National Mortgage Association Series 2013-189 PS(b),(c)	TSFR1M + 6.036%	0.7810	07/20/43	22,873

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8% (Continued)
82,504	Government National Mortgage Association Series 2013-103 DS(b),(c)	TSFR1M + 6.036%	0.7810	07/20/43	$ 6,667
630,232	Government National Mortgage Association Series 2019-22 EI(b),(c)		1.0000	07/20/43	14,809
723,587	Government National Mortgage Association Series 2013-122 SB(b),(c)	TSFR1M + 5.986%	0.7640	08/16/43	60,540
10,498,201	Government National Mortgage Association Series 2019-21 SI(b),(c)		0.2640	10/20/43	85,247
270,570	Government National Mortgage Association Series 2014-132 SL(b),(c)	TSFR1M + 5.986%	0.7310	10/20/43	10,371
169,740	Government National Mortgage Association Series 2013-181 SA(b),(c)	TSFR1M + 5.986%	0.7310	11/20/43	16,670
364,657	Government National Mortgage Association Series 2014-91 SB(b),(c)	TSFR1M + 5.486%	0.2640	06/16/44	24,445
114,831	Government National Mortgage Association Series 2014-133 BS(b),(c)	TSFR1M + 5.486%	0.2310	09/20/44	7,971
576,869	Government National Mortgage Association Series 2019-22 SA(b),(c)	TSFR1M + 5.486%	0.2310	02/20/45	47,926
186,830	Government National Mortgage Association Series 2017-99 DI(c)		4.0000	07/20/45	14,390
616,565	Government National Mortgage Association Series 2017-112 KI(c)		4.5000	08/20/45	79,719
772,296	Government National Mortgage Association Series 2016-163 KI(c)		6.0000	08/20/45	92,498
432,219	Government National Mortgage Association Series 2017-130 LI(c)		4.5000	10/16/45	40,602
2,421,033	Government National Mortgage Association Series 2019-22 CI(b),(c)	TSFR1M + 60.678%	1.0000	10/20/45	142,542
319,364	Government National Mortgage Association Series 2015-179 GS(b),(c)	TSFR1M + 6.636%	1.3810	12/20/45	35,628
112,966	Government National Mortgage Association Series 2016-54 PI(c)		3.0000	04/20/46	11,836
332,720	Government National Mortgage Association Series 2016-46 IO(c)		3.5000	04/20/46	47,237
98,205	Government National Mortgage Association Series 2017-101 ID(c)		4.5000	04/20/46	8,626
203,353	Government National Mortgage Association Series 2016-81 IO(c)		4.0000	06/20/46	37,688
1,006,279	Government National Mortgage Association Series 2016-121 JS(b),(c)	TSFR1M + 5.986%	0.7310	09/20/46	81,167
349,469	Government National Mortgage Association Series 2016-116 IJ(c)		3.5000	09/20/46	39,079
194,923	Government National Mortgage Association Series 2019-11 MI(c)		5.0000	11/20/46	15,846
187,314	Government National Mortgage Association Series 2017-114 CI(c)		3.5000	03/20/47	15,841
13,622	Government National Mortgage Association Series 2017-141 ID(c)		3.5000	07/20/47	1,489
380,680	Government National Mortgage Association Series 2018-18 BI(c)		4.0000	11/20/47	39,077
885,296	Government National Mortgage Association Series 2017-179 KS(b),(c)	TSFR1M + 6.086%	0.8310	12/20/47	88,553
147,735	Government National Mortgage Association Series 2017-179 WI(c)		5.0000	12/20/47	29,722
338,381	Government National Mortgage Association Series 2018-1 IP(c)		3.5000	01/20/48	37,416
20,836,789	Government National Mortgage Association Series 2020-86 TK(b),(c)	TSFR1M + 6.086%	0.1500	08/20/48	110,202
200,688	Government National Mortgage Association Series 2018-120 JI(c)		5.5000	09/20/48	29,385
285,605	Government National Mortgage Association Series 2018-154 IT(c)		5.5000	10/20/48	52,590
508,998	Government National Mortgage Association Series 2019-6 SA(b),(c)	TSFR1M + 5.936%	0.6810	01/20/49	41,692
290,972	Government National Mortgage Association Series 2019-18 CS(b),(c)	TSFR1M + 5.936%	0.6810	02/20/49	13,812
1,094,791	Government National Mortgage Association Series 2020-47 MI(c)		3.5000	04/20/50	183,676

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8% (Continued)
460,127	Government National Mortgage Association Series 2020-127 IN(c)		2.5000	08/20/50	$ 62,692
731,701	Government National Mortgage Association Series 2020-167 NS(b),(c)	TSFR1M + 6.186%	0.9310	11/20/50	75,643
2,807,647	Government National Mortgage Association Series 2019-H16 CI(b),(c)		0.5370	10/20/69	100,135
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,645,264)				10,429,575

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0%
	AEROSPACE & DEFENSE — 0.5%
678,000	Howmet Aerospace, Inc.		5.1250	10/01/24	671,943

	ASSET MANAGEMENT — 4.0%
730,000	Ares Capital Corporation		4.2500	03/01/25	700,101
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	555,670
750,000	Charles Schwab Corporation (The)		3.7500	04/01/24	739,690
1,301,000	FS KKR Capital Corporation		4.1250	02/01/25	1,246,484
1,662,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,609,536
500,000	UBS A.G.(a)		1.3750	01/13/25	470,061
					5,321,542
	AUTOMOTIVE — 6.3%
150,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	148,630
890,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	879,527
1,655,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	1,644,666
300,000	Ford Motor Credit Company, LLC		6.8500	05/20/25	298,512
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	388,112
1,650,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,608,080
200,000	Ford Motor Credit Company, LLC		6.8500	06/20/25	198,997
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,342,947
500,000	General Motors Financial Company, Inc.		5.1000	01/17/24	498,470
1,000,000	Nissan Motor Acceptance Company, LLC(a)		1.1250	09/16/24	941,879
500,000	Volkswagen Group of America Finance, LLC(a)		4.2500	11/13/23	497,710
					8,447,530

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	BANKING — 13.6%
250,000	Bank of America Corporation MTN(b)	SOFRRATE + 0.410%	0.5230	06/14/24	$ 249,727
232,000	Bank of America Corporation		4.2000	08/26/24	228,108
500,000	Bank of Montreal(d)		1.5000	06/26/24	477,279
500,000	Bank of Montreal		5.1000	01/31/25	487,841
300,000	BBVA USA		3.8750	04/10/25	288,872
250,000	BNP Paribas S.A.(a),(b)	US0003M + 2.235%	4.7050	01/10/25	248,526
600,000	BNP Paribas S.A.(a)		4.3750	09/28/25	579,682
1,500,000	BPCE S.A.(a)		5.1500	07/21/24	1,478,404
500,000	BPCE S.A.(a)		4.5000	03/15/25	482,438
500,000	Citigroup, Inc.(b)	SOFRRATE + 0.686%	0.7760	10/30/24	493,255
2,308,000	Citigroup, Inc.(b)	US0003M + 4.068%	9.6990	07/30/2167	2,323,577
500,000	Citizens Financial Group, Inc.		3.7500	07/01/24	480,493
955,000	Credit Agricole S.A.(a)		4.3750	03/17/25	925,497
750,000	Credit Suisse A.G.		4.7500	08/09/24	737,180
200,000	Danske Bank A/S(a)		5.3750	01/12/24	198,979
500,000	Deutsche Bank A.G.		3.7000	05/30/24	489,778
500,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.159%	2.2220	09/18/24	496,562
650,000	Discover Bank		2.4500	09/12/24	620,607
3,704,000	First Citizens BancShares, Inc.(a),(b)	US0003M + 3.972%	9.5240	06/15/2170	3,693,070
250,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.600%	0.6530	09/16/24	248,752
500,000	KeyBank NA(b)	SOFRRATE + 0.320%	0.4330	06/14/24	490,695
500,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	475,950
515,000	NatWest Markets plc(a)		0.8000	08/12/24	488,700
1,200,000	Societe Generale S.A.(a)		4.2500	04/14/25	1,157,430
470,000	Sumitomo Mitsui Financial Group, Inc.		2.4480	09/27/24	451,835
					18,293,237
	BIOTECH & PHARMA — 0.9%
900,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	896,817
375,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	377,273
					1,274,090
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,090,000	Aramark Services, Inc.(a)		6.3750	05/01/25	1,090,946

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	CONTAINERS & PACKAGING — 0.3%
465,000	Ball Corporation		4.0000	11/15/23	$ 461,301

	DIVERSIFIED INDUSTRIALS — 0.7%
920,000	General Electric Company(b)	US0003M + 3.330%	8.8820	06/15/2169	924,001

	ELECTRIC UTILITIES — 2.2%
500,000	Arizona Public Service Company		3.3500	06/15/24	487,741
500,000	EDP Finance BV(a)		3.6250	07/15/24	488,496
500,000	Enel Finance International N.V.(a)		2.6500	09/10/24	482,553
376,000	FirstEnergy Corporation		2.0500	03/01/25	355,429
387,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	373,449
750,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	731,217
					2,918,885
	FOOD — 0.4%
500,000	Mondelez International Holdings Netherlands BV(a)		2.2500	09/19/24	480,113

	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
775,000	Carter Holt Harvey Ltd.(g)		9.5000	12/01/24	772,264

	HOUSEHOLD PRODUCTS — 0.4%
590,000	GSK Consumer Healthcare Capital US, LLC		3.0240	03/24/24	579,307

	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
2,025,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/2170	1,841,612
500,000	Morgan Stanley MTN(b)	SOFRRATE + 0.455%	5.6990	01/25/24	499,889
					2,341,501
	LEISURE FACILITIES & SERVICES — 0.3%
395,000	Carnival Corporation		7.2000	10/01/23	396,365

	OIL & GAS PRODUCERS — 1.6%
500,000	Devon Energy Corporation(a)		5.2500	09/15/24	497,818

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	OIL & GAS PRODUCERS — 1.6% (Continued)
500,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	$ 498,889
250,000	Energy Transfer Operating, L.P.		5.8750	01/15/24	249,741
225,000	Occidental Petroleum Corporation		2.9000	08/15/24	218,189
750,000	Plains All American Pipeline, LP / PAA Finance Corporation		3.8500	10/15/23	746,587
					2,211,224
	REAL ESTATE INVESTMENT TRUSTS — 4.5%
250,000	American Tower Corporation		3.3750	05/15/24	245,273
475,000	Crown Castle International Corporation		3.2000	09/01/24	461,450
750,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.3500	09/01/24	728,061
516,000	Host Hotels & Resorts, L.P.		3.8750	04/01/24	506,837
500,000	Office Properties Income Trust		4.2500	05/15/24	471,583
2,042,000	Service Properties Trust		4.6500	03/15/24	2,008,454
429,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.6250	05/01/24	427,150
1,157,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,124,569
					5,973,377
	RETAIL - DISCRETIONARY — 1.2%
1,688,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,611,571

	SPECIALTY FINANCE — 5.5%
780,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		4.8750	01/16/24	775,433
800,000	Ally Financial, Inc.		3.8750	05/21/24	783,593
750,000	Aviation Capital Group, LLC(a)		4.3750	01/30/24	739,424
444,000	Aviation Capital Group, LLC(a)		5.5000	12/15/24	436,359
1,000,000	Capital One Financial Corporation(b)	SOFRRATE + 0.690%	1.3430	12/06/24	979,868
1,000,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	979,874
1,000,000	ILFC E-Capital Trust I(a),(b)	US0003M + 1.550%	7.0640	12/21/65	703,893
1,055,000	OneMain Finance Corporation		6.1250	03/15/24	1,053,258
500,000	Penske Truck Leasing Company Lp / PTL Finance Corporation(a)		3.4500	07/01/24	488,789
500,000	SMBC Aviation Capital Finance DAC(a)		3.5500	04/15/24	491,386
					7,431,877
	TELECOMMUNICATIONS — 3.3%
825,000	Sprint Corporation		7.8750	09/15/23	826,384
1,648,000	Sprint Corporation		7.1250	06/15/24	1,664,973

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	TELECOMMUNICATIONS — 3.3% (Continued)
1,940,000	Telecom Italia SpA(a)		5.3030	05/30/24	$ 1,903,615
					4,394,972
	TOBACCO & CANNABIS — 0.2%
250,000	Imperial Brands Finance plc(a)		3.1250	07/26/24	242,675

	TRANSPORTATION & LOGISTICS — 2.0%
1,372,164	American Airlines 2015-2 Class B Pass Through Trust		4.4000	09/22/23	1,365,555
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,298,109
					2,663,664
	TOTAL CORPORATE BONDS (Cost $69,970,003)				68,502,385

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 7.4%
	COMMERCIAL SUPPORT SERVICES — 2.0%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 2.615%	7.9330	04/01/28	2,630,902

	LEISURE FACILITIES & SERVICES — 0.9%
984,772	Carnival Corporation(b)	US0006M + 3.000%	8.4330	06/30/25	985,264
247,500	Scientific Games Corporation(b)	TSFR1M + 3.100%	8.3020	04/07/29	247,480
					1,232,744
	RETAIL - DISCRETIONARY — 1.5%
1,982,500	Great Outdoors Group, LLC(b)	US0001M + 3.750%	9.1830	03/05/28	1,980,637

	SEMICONDUCTORS — 0.4%
496,250	MKS Instruments, Inc.(b)	TSFR1M + 2.850%	8.1550	04/11/29	496,367

	TRANSPORTATION & LOGISTICS — 2.6%
950,000	AAdvantage Loyalty IP Ltd.(b)	US0003M + 4.750%	10.3380	03/10/28	985,226
990,000	Air Canada(b)	US0003M + 3.500%	8.8390	07/27/28	991,767
1,557,970	United Airlines, Inc.(b)	US0001M + 3.750%	9.3770	04/14/28	1,562,838
					3,539,831
	TOTAL TERM LOANS (Cost $9,843,699)				9,880,481

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.1%
	U.S. TREASURY BILLS — 7.1%
9,500,000	United States Treasury Bill(f)	–	08/03/23	$ 9,497,227

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,497,526)			9,497,227

	TOTAL INVESTMENTS - 98.5% (Cost $151,278,939)			$ 132,148,600
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%			1,971,134
	NET ASSETS - 100.0%			$ 134,119,734

A/S	- Anonim Sirketi
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRR30A	United States SOFR Secured Overnight Financing Rate Over A Rolling 30-Day Period
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M
TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $46,811,092 or 34.9% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Interest only securities.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2023.
(e)	Percentage rounds to less than 0.1%.
(f)	Zero coupon bond.
(g)	Illiquid security. The total fair value of these securities as of July 31, 2023 was $1,172,889, representing 0.9% of net assets.